Cover	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Electrovaya Inc.
Entity Central Index Key	0001844450
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	33,832,784
Document Annual Report	true
Entity File Number	001-41726
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	6688 Kitimat Road
Entity Address City Or Town	Mississauga
Entity Address State Or Province	ON
Entity Address Postal Zip Code	L5N 1P8
City Area Code	905
Icfr Auditor Attestation Flag	false
Auditor Name	MNP LLP
Auditor Location	Toronto, Canada
Local Phone Number	855-4627
Security 12b Title	Common Shares, no par value
Trading Symbol	ELVA
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm Id	1930
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	122 East 42nd Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.